UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 1.5%
Lockheed Martin Corp.	5,800	$521,188

AIR FREIGHT & LOGISTICS - 1.5%
United Parcel Service, Inc. Class B	6,815	550,107

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	33,855	581,967

ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
Federated Investors, Inc. Class B	27,300	611,793

BANKING-COMMERCIAL - 1.5%
Bank of Hawaii Corp.	11,100	536,685

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	9,000	523,710

BREWERS - 1.5%
Molson Coors Brewing Co. Class B	11,900	538,475

CHEMICALS-DIVERSIFIED - 1.4%
EI du Pont de Nemours & Co.	9,780	517,362

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	22,000	576,180

COMMERCIAL PRINTING - 1.3%
R. R. Donnelley & Sons Co.	36,815	456,138

	Shares	Value

COMPUTER HARDWARE - 1.4%
Diebold, Inc.	13,200	$508,464

CONSTRUCTION & ENGINEERING - 1.6%
Mine Safety Appliances Co.	14,200	583,336

CONSULTING SERVICES - 1.3%
H&R Block, Inc.	29,300	482,571

CONSUMER PRODUCTS-HOUSEHOLD - 1.5%
Kimberly-Clark Corp.	7,050	520,925

DATA PROCESSING & OUTSOURCED SERVICES - 1.4%
Paychex, Inc.	16,400	508,236

DISTRIBUTION & WHOLESALE - 1.4%
Genuine Parts Co.	7,785	488,509

DIVERSIFIED CAPITAL MARKETS - 1.6%
NYSE Euronext	18,780	563,588

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Broadridge Financial Solutions, Inc.	20,800	497,328

ELECTRIC UTILITIES - 1.5%
PPL Corp.	18,900	534,114

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Emerson Electric Co.	10,700	558,326

ELECTRONIC EQUIPMENT MANUFACTURING - 1.5%
Molex, Inc.	19,500	548,340

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.4%
Chevron Corp.	4,700	$504,028

ENVIRONMENTAL FACILITIES & SERVICES - 1.4%
Waste Management, Inc.	14,290	499,578

FOOD DISTRIBUTORS - 1.4%
SYSCO Corp.	17,200	513,592

FOOD & MEATS-PACKAGED - 1.4%
Kraft Foods, Inc. Class A	13,100	497,931

FOOD RETAIL - 1.3%
Safeway, Inc.	22,300	450,683

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Hillenbrand, Inc.	21,200	486,540

HEALTH CARE PRODUCTS - 1.6%
Abbott Laboratories	9,400	576,126

HEALTH CARE TECHNOLOGY - 1.4%
Medtronic, Inc.	12,500	489,875

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc. (The)	10,900	548,379

HOUSEHOLD-HOME FURNISHINGS - 1.5%
Leggett & Platt, Inc.	22,825	525,203

HYPERMARKETS & SUPER CENTERS - 1.4%
Wal-Mart Stores, Inc.	7,915	484,398

INDEPENDENT POWER PRODUCERS & ENERGY - 1.3%
Exelon Corp.	12,183	477,695

	Shares	Value

INDUSTRIAL CONGLOMERATES - 1.6%
General Electric Co.	27,700	$555,939

INDUSTRIAL MACHINERY - 1.5%
Eaton Corp.	10,740	535,174

INSURANCE BROKERS - 1.2%
Willis Group Holdings Plc (United Kingdom)	12,425	434,626

INSURANCE-MULTI-LINE - 1.5%
Allstate Corp. (The)	16,300	536,596

INSURANCE-PROPERTY & CASUALTY - 1.4%
Mercury General Corp.	11,345	496,230

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	16,300	522,904

MEDIA - 2.8%
Meredith Corp.	14,800	480,408
Time Warner, Inc.	14,000	528,500

		1,008,908

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	6,600	537,900

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	9,900	553,608

MULTI-UTILITIES - 1.5%
Integrys Energy Group, Inc.	9,840	521,422

OFFICE SUPPLIES - 1.5%
Staples, Inc.	33,300	538,794

See accompanying notes to Schedule of Investments.

Meridian Equity Income Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SERVICES & SUPPLIES - 1.3%
Pitney Bowes, Inc.	26,100	$458,838

OIL & GAS-STORAGE & TRANSPORTATION - 1.5%
Spectra Energy Corp.	16,400	517,420

PAPER & FOREST PRODUCTS - 1.4%
International Paper Co.	14,300	501,930

PAPER & PACKAGING - 1.3%
Sonoco Products Co.	14,500	481,400

PHARMACEUTICALS - 1.5%
Johnson & Johnson	7,885	520,095

RAILROADS - 1.3%
Norfolk Southern Corp.	6,800	447,644

REITS-DIVERSIFIED - 1.5%
Kimco Realty Corp. REIT	27,080	521,561

RESTAURANTS - 1.4%
McDonald’s Corp.	5,065	496,877

RETAIL - 2.9%
Hasbro, Inc.	13,900	510,408
Mattel, Inc.	15,695	528,294

		1,038,702

RETAIL-DRUG STORE - 1.4%
Walgreen Co.	15,400	515,746

SEMICONDUCTORS - 1.4%
Microchip Technology, Inc.	13,500	502,200

	Shares	Value

SEMICONDUCTOR EQUIPMENT MANUFACTURING - 1.5%
KLA-Tencor Corp.	10,010	$544,744

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,540	558,035

SOFTWARE & SERVICES - 3.1%
CA, Inc.	19,700	542,932
Microsoft Corp.	17,295	557,764

		1,100,696

STEEL - 1.4%
Nucor Corp.	11,410	490,060

TELECOMMUNICATION SERVICES- INTEGRATED - 2.9%
AT&T, Inc.	15,680	489,686
Verizon Communications, Inc.	13,900	531,397

		1,021,083

TOBACCO - 1.4%
Reynolds American, Inc.	12,150	503,496

TOTAL INVESTMENTS - 94.7% (Cost $29,779,877)		33,723,998

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,879,004

NET ASSETS - 100.0%		$35,603,002

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.6%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	1,184,100	$55,072,491

BANKING-COMMERCIAL - 5.1%
Bank of Hawaii Corp.	1,152,600	55,728,210
CVB Financial Corp.	1,361,200	15,980,488
East West Bancorp, Inc.	2,971,500	68,611,935

		140,320,633

BROKERAGE & MONEY MANAGEMENT - 5.1%
Affiliated Managers Group, Inc.*	508,000	56,799,480
LPL Investment Holdings, Inc.*	1,102,800	41,840,232
T. Rowe Price Group, Inc.	662,250	43,244,925

		141,884,637

BUILDING PRODUCTS - 2.6%
Valspar Corp.	1,507,900	72,816,491

BUSINESS SERVICES - 1.0%
VeriFone Systems, Inc.*	555,500	28,813,785

CELLULAR COMMUNICATIONS - 2.5%
SBA Communications Corp. Class A*	1,354,800	68,837,388

CHEMICALS-SPECIALTY - 1.9%
RPM International, Inc.	2,049,510	53,676,667

CONSUMER SERVICES - 1.6%
Rollins, Inc.	2,122,170	45,159,778

DISTRIBUTION & WHOLESALE - 1.6%
Watsco, Inc.	586,100	43,394,844

ELECTRONIC EQUIPMENT MANUFACTURING - 2.1%
AMETEK, Inc.	1,204,000	58,406,040

	Shares	Value

ENERGY - 5.3%
Continental Resources, Inc.*	519,700	$44,600,654
Core Laboratories NV (Netherlands)	232,900	30,642,653
FMC Technologies, Inc.*	575,960	29,039,903
Noble Energy, Inc.	437,800	42,808,084

		147,091,294

FLOORING & CARPETS - 2.3%
Mohawk Industries, Inc.*	935,900	62,246,709

FURNITURE & FIXTURES - 1.5%
Herman Miller, Inc.	1,788,200	41,057,072

HEALTH CARE INFORMATION SERVICES - 1.4%
Cerner Corp.*	509,260	38,785,242

HEALTH CARE PRODUCTS - 3.6%
DENTSPLY International, Inc.	1,446,300	58,040,019
Edwards Lifesciences Corp.*	551,370	40,101,140

		98,141,159

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	504,100	44,083,545

INDUSTRIAL CONGLOMERATES - 3.7%
Cooper Industries Plc	719,550	46,015,223
Pall Corp.	965,700	57,584,691

		103,599,914

INDUSTRIAL SERVICES - 2.6%
Ritchie Bros. Auctioneers, Inc. (Canada)	608,500	14,457,960
Waste Connections, Inc.	1,766,800	57,474,004

		71,931,964

See accompanying notes to Schedule of Investments.

Meridian Growth Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 3.4%
Brown & Brown, Inc.	2,152,650	$51,190,017
Willis Group Holdings Plc (United Kingdom)	1,229,830	43,019,453

		94,209,470

LEISURE & AMUSEMENT - 2.6%
International Game Technology, Inc.	977,600	16,413,904
Royal Caribbean Cruises, Ltd.	1,920,300	56,514,429

		72,928,333

REAL ESTATE MANAGEMENT & SERVICES - 2.1%
Jones Lang LaSalle, Inc.	692,600	57,700,506

RESTAURANTS - 3.0%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,328,540	42,123,289
Cracker Barrel Old Country Store, Inc.	748,088	41,743,310

		83,866,599

RETAIL - 16.0%
Advance Auto Parts, Inc.	876,600	77,640,462
Bed Bath & Beyond, Inc.*	905,600	59,561,312
CarMax, Inc.*	1,789,350	62,000,977
Coach, Inc.	858,000	66,306,240
Family Dollar Stores, Inc.	1,037,700	65,665,656
Mattel, Inc.	1,536,000	51,701,760
PetSmart, Inc.	1,020,600	58,398,732

		441,275,139

TECHNOLOGY - 6.9%
Autodesk, Inc.*	1,064,900	45,066,568
Open Text Corp.* (Canada)	675,000	41,276,250
Trimble Navigation, Ltd.*	1,036,200	56,390,004
Zebra Technologies Corp. Class A*	1,145,713	47,180,461

		189,913,283

	Shares	Value

TECH-SOFTWARE - 10.4%
Advent Software, Inc.*	1,378,976	$35,301,786
Blackbaud, Inc.	1,418,700	47,143,401
Citrix Systems, Inc.*	576,500	45,491,615
MICROS Systems, Inc.*	698,600	38,625,594
Nuance Communications, Inc.*	907,400	23,211,292
Solera Holdings, Inc.	1,038,600	47,661,354
Teradata Corp.*	729,600	49,722,240

		287,157,282

TRUCKING - 1.7%
J.B. Hunt Transport Services, Inc.	855,800	46,529,846

TOTAL COMMON STOCKS - 93.6% (Cost $1,899,156,768)		2,588,900,111

U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Bill @ .068%** due 04/19/12 (Face Value $50,000,000)		49,998,258
U.S. Treasury Bill @ .056%** due 05/24/12 (Face Value $30,000,000)		29,997,525

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,995,783)		79,995,783

TOTAL INVESTMENTS - 96.5% (Cost $1,979,152,551)		2,668,895,894

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%		95,468,529

NET ASSETS - 100.0%		$2,764,364,423

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.8%

AEROSPACE & DEFENSE - 0.8%
Orbital Sciences Corp.*	476,900	$6,271,235

AGRICULTURE - 2.0%
Monsanto Co.	184,600	14,723,696

AIR FREIGHT & LOGISTICS - 1.1%
UTi Worldwide, Inc.	480,000	8,270,400

AUTOMOTIVE WHOLESALE SERVICES - 2.7%
LKQ Corp.*	632,100	19,702,557

BANKING - 3.2%
Wells Fargo & Co.	683,400	23,331,276

BANKING-COMMERCIAL - 2.2%
Associated Banc-Corp.	553,500	7,726,860
CVB Financial Corp.	728,900	8,557,286

		16,284,146

BROKERAGE & MONEY MANAGEMENT - 2.0%
KBW, Inc.	206,200	3,814,700
TD Ameritrade Holding Corp.	552,900	10,914,246

		14,728,946

BUSINESS SERVICES - 2.9%
Cintas Corp.	543,800	21,273,456

CONSULTING SERVICES - 2.7%
Huron Consulting Group, Inc.*	538,300	20,218,548

DIVERSIFIED FINANCIAL SERVICES - 8.4%
Broadridge Financial Solutions, Inc.	910,400	21,767,664
Equifax, Inc.	455,000	20,138,300
Heartland Payment Systems, Inc.	709,100	20,450,444

		62,356,408

	Shares	Value

ENERGY - 4.8%
Apache Corp.	144,000	$14,463,360
EOG Resources, Inc.	129,000	14,331,900
Ultra Petroleum Corp.*	303,700	6,872,731

		35,667,991

HEALTH CARE SERVICES - 1.5%
ICON Plc ADR* (Ireland)	514,300	10,913,446

HOME IMPROVEMENT RETAIL - 1.7%
Sherwin-Williams Co. (The)	112,700	12,247,109

HOUSEHOLD APPLIANCES - 2.8%
Stanley Black & Decker, Inc.	273,990	21,086,270

INDUSTRIAL - 4.6%
Aecon Group, Inc. (Canada)	550,600	7,273,426
Flowserve Corp.	125,300	14,473,403
Lennox International, Inc.	301,200	12,138,360

		33,885,189

INDUSTRIAL PRODUCTS - 3.3%
Cummins, Inc.	60,500	7,262,420
General Cable Corp.*	109,800	3,192,984
Lincoln Electric Holdings, Inc.	309,000	14,003,880

		24,459,284

INDUSTRIAL SERVICES - 3.6%
Ritchie Bros. Auctioneers, Inc. (Canada)	424,900	10,095,624
W.W. Grainger, Inc.	76,100	16,347,041

		26,442,665

INSURANCE BROKERS - 1.9%
Willis Group Holdings Plc (United Kingdom)	408,600	14,292,828

See accompanying notes to Schedule of Investments.

Meridian Value Fund

Schedule of Investments (continued)

March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 7.4%
Bally Technologies, Inc.*	395,000	$18,466,250
Carnival Corp.	360,300	11,558,424
International Speedway Corp. Class A	430,700	11,951,925
Polaris Industries, Inc.	172,550	12,449,483

		54,426,082

METALS - 1.0%
Newmont Mining Corp.	141,200	7,239,324

OFFICE SERVICES & SUPPLIES - 2.6%
Steelcase, Inc. Class A	2,021,900	19,410,240

PHARMACEUTICALS - 1.4%
BioMarin Pharmaceutical, Inc.*	308,000	10,549,000

RAILROADS - 4.4%
GATX Corp.	428,800	17,280,640
Union Pacific Corp.	144,300	15,509,364

		32,790,004

REITS-DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	686,146	11,266,517

RESTAURANTS - 0.8%
Denny’s Corp.*	1,408,600	5,690,744

RETAIL - 3.9%
Costco Wholesale Corp.	161,900	14,700,520
Mattel, Inc.	421,300	14,180,958

		28,881,478

SEMICONDUCTORS - 1.6%
Power Integrations, Inc.	311,800	11,574,016

STORAGE - 1.7%
Mobile Mini, Inc.*	595,595	12,578,966

TECHNOLOGY - 6.3%
Autodesk, Inc.*	493,100	20,867,992
eBay, Inc.*	307,800	11,354,742
Zebra Technologies Corp. Class A*	351,000	14,454,180

		46,676,914

	Shares	Value

TECH-SOFTWARE - 3.3%
Citrix Systems, Inc.*	137,950	$10,885,635
Compuware Corp.*	1,495,800	13,746,402

		24,632,037

TRANSPORTATION - 3.0%
Alexander & Baldwin, Inc.	460,900	22,330,605

UTILITIES - 2.7%
Hawaiian Electric Industries, Inc.	783,275	19,856,021

TOTAL COMMON STOCKS - 93.8% (Cost $533,039,315)		694,057,398

U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill @ .056%** due 05/24/12 (Face Value $5,000,000)		4,999,588

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,999,588)		4,999,588

TOTAL INVESTMENTS - 94.5% (Cost $538,038,903)		699,056,986

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.5%		40,874,712

NET ASSETS - 100.0%		$739,931,698

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

March 31, 2012 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2012 is as follows:

Valuation Inputs	Meridian Equity Income Fund	Meridian Growth Fund	Meridian Value Fund
Level 1 - Quoted Prices*	$33,723,998	$2,588,900,111	$694,057,398
Level 2 - Other Significant Observable Inputs**	—	79,995,783	4,999,588
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$33,723,998	$2,668,895,894	$699,056,986

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

March 31, 2012 (Unaudited)

During the period ended March 31, 2012 there were no transfers between levels.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Equity Income Fund	$29,779,877	$4,554,718	$(610,597)	$3,944,121
Growth Fund	1,979,152,551	700,392,924	(10,649,581)	689,743,343
Value Fund	538,038,903	177,379,771	(16,361,688)	161,018,083

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
CFO & Treasurer

Date: May 25, 2012

By:	/s/ Gregg B. Keeling
Gregg B. Keeling
Acting President

Date: May 25, 2012